Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Provision for deferred tax liability	$ (16,768,000)	$ (11,049,000)
Net operating loss carryforward	25,454,000	13,488,000
Deferred Tax Asset	32,253,000	17,647,000
Deferred tax valuation allowance reduction	39,000
Decrease in effective tax rate due to recognition of unrecognized tax benefits	0.00%
Federal and State Income Taxes
Income Taxes [Line Items]
Provision for deferred tax liability		4,500,000
Prior
Income Taxes [Line Items]
Net operating loss carryforward		11,200,000
Deferred Tax Asset		4,300,000
Net operating loss expiration Year		2028
Federal and State
Income Taxes [Line Items]
Net operating loss carryforward	$ 54,800,000
Net operating loss expiration Year	2031